                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [_]; Amendment Number: ______
        This Amendment (Check only one.): [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Domenic J. Ferrante
Title: Managing Director
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


/s/ Domenic J. Ferrante    Boston, MA                       05/15/06
-----------------------

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:..............................             2
Form 13F Information Table Entry Total:.........................            73
Form 13F Information Table Value Total:......................... $3,599,936.05
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No. Form 13F File Number Name
         --- -------------------- -------------------------------------
          1.       28-06946       Brookside Capital Partners Fund, L.P.
          2.       28-06924       Brookside Capital Investors, L.P.

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                     Brookside Capital Partners Fund, L.P.
                   Form 13F Information Table as of 03/31/06

                                                                 Market
                                                               Value Long Invesment   Other   Voting Authority
Description             Title of Class   Cusip     PRN Amount    x1000    Discretion Managers       Sole       Shares None
-----------             -------------- ---------- ------------ ---------- ---------- -------- ---------------- ------ ----
3COM CORP.............. COM            885535104     4,257,390  21,797.84    SOLE                    X
AMERICAN
  PHARMACEUITCALS
  PTN.................. COM            02886P109     1,872,670  53,352.37    SOLE                    X
ACE LTD................ ORD            G0070K103       200,000  10,402.00    SOLE                    X
ADAMS RESPIRATORY
  THERAPEUTI........... COM            00635P107     1,027,700  40,871.63    SOLE                    X
ALEXION
  PHARMACEUTICALS
  INC.................. COM            015351109     1,921,500  68,059.53    SOLE                    X
AMDOCS LTD............. ORD            G02602103     5,048,149 182,036.25    SOLE                    X
ARACRUZ CELULOSE S      SPONSORED ADR
  A.................... PFD B          038496204       158,500   8,390.99    SOLE                    X
CARMAX INC............. COM            143130102     2,000,000  65,360.00    SOLE                    X
CELANESE CORP DEL...... COM SER A      150870103     3,945,400  82,735.04    SOLE                    X
CISCO SYS INC.......... COM            17275R102     4,952,800 107,327.18    SOLE                    X
CITIGROUP INC.......... COM            172967101       500,000  23,615.00    SOLE                    X
COGNOS INC............. COM            19244C109        20,000     778.00    SOLE                    X
CONOR MEDSYSTEMS
  INC.................. COM            208264101    723,500.00  21,270.90    SOLE                    X
CTRIP COM INTL LTD..... ADR            22943F100       331,614  27,424.48    SOLE                    X
CUMULUS MEDIA INC...... CL A           231082108       592,000   6,665.92    SOLE                    X
CYPRESS
  SEMICONDUCTOR
  CORP................. COM            232806109     2,618,700  44,386.97    SOLE                    X
DAVITA INC............. COM            23918K108     1,010,000  60,812.10    SOLE                    X
DOMINOS PIZZA INC...... COM            25754A201  1,484,424.00  42,380.31    SOLE                    X
DURECT CORP............ COM            266605104     4,213,214  26,796.04    SOLE                    X
ELOYALTY CORP.......... COM NEW        290151307       322,645   5,004.22    SOLE                    X
ENERGY TRANSFER         COM UT LTD
  EQUITY L P........... PTN            29273V100     1,509,600  36,154.92    SOLE                    X
ENTERGY CORP NEW....... COM            296364G103    1,487,900 102,575.83    SOLE                    X
EPICOT SOFTWARE
  CORP................. COM            29426L108       100,000   1,343.00    SOLE                    X
ESSEX CORP............. COM            296744105     1,300,600  28,639.21    SOLE                    X
EXELON CORP............ COM            30161N101     1,996,500 105,614.85    SOLE                    X
EXPEDIA INC DEL........ COM            30212P105         1,217      24.67    SOLE                    X
FEDERATED DEPT STORES
  INC DE............... COM            31410H101     3,000,000 219,000.00    SOLE                    X
FOMENTO ECONOMICO
  MEXICANO S........... SPON ADR UNITS 344419106       384,200  35,215.77    SOLE                    X
FORTUNE BRANDS INC..... COM            349631101       503,100  40,564.95    SOLE                    X
GOOGLE INC............. CL A           38259P508        93,750  36,562.50    SOLE                    X
GRUPO AEROPORTUARIO
  DEL PAC.............. SPON ADR B     400506101       987,000  31,534.65    SOLE                    X
GRUPO TELEVISA SA DE
  CV................... SP ADR REP ORD 40049J206     3,908,400  77,777.16    SOLE                    X
HILTON HOTELS CORP..... COM            432848109     2,028,600  51,648.16    SOLE                    X
HIMAX TECHNOLOGIES
  INC.................. ADR            43289P106     2,445,000  21,393.75    SOLE                    X
IAC INTERACTIVECORP.... COM NEW        44919P300         1,217      35.86    SOLE                    X
JONES APPAREL GROUP
  INC.................. COM            480074103     1,000,000  35,370.00    SOLE                    X
KERYX
  BIOPHARMACEUTICALS
  INC.................. COM            492515101     1,055,100  20,162.96    SOLE                    X
KOHLS CORP............. COM            500255104     2,000,000 106,020.00    SOLE                    X
LEAP WIRELESS INTL
  INC.................. COM NEW        521863308       663,100  28,904.53    SOLE                    X
MBIA INC............... COM            55262C100     3,000,000 180,390.00    SOLE                    X
MCAFEE INC............. COM            579064106     2,644,986  64,352.51    SOLE                    X
MCGRAW-HILL COS INC.... COM            580645109     2,779,200 160,137.50    SOLE                    X
MEDICINES CO........... COM            584688105       661,630  13,609.73    SOLE                    X
MERCURY INTERACTIVE
  CORP................. COM            589405109     2,871,123  99,915.08    SOLE                    X
METASOLV INC........... COM            59139P104     4,156,067  12,717.57    SOLE                    X
MGI PHARMA INC......... COM            552880106     3,561,695  62,329.66    SOLE                    X
MICROSOFT CORP......... COM            594918104     2,992,350  81,421.84    SOLE                    X
MINDSPEED
  TECHNOLOGIES INC..... COM            602682106     5,156,800  20,524.06    SOLE                    X
MITTAL STEEL CO N V.... NY REG SH CL A 60684P101     1,114,300  42,064.83    SOLE                    X
MONSANTO CO NEW........ COM            61166W101       726,400  61,562.40    SOLE                    X
NET 1 UEPS
  TECHNOLOGIES INC..... COM NEW        64107N206     2,407,090  68,120.65    SOLE                    X
NEWS CORP.............. CL A           65248E104    10,193,920 169,321.01    SOLE                    X
NIKE INC............... CL B           654106103       347,600  29,580.76    SOLE                    X
NOKIA CORP............. SPONSORED ADR  654902204     4,736,700  98,144.42    SOLE                    X
NOVELIS INC............ COM            67000X106       498,700  10,258.26    SOLE                    X
PSIVIDA LTD............ SPONSORED ADR  74439M107    877,553.00   4,668.58    SOLE                    X
PHELPS DODGE CORP...... COM            717265102       640,200  51,555.31    SOLE                    X
PORTAL SOFTWARE INC.... COM            736126301       436,500   1,719.81    SOLE                    X
RADIO ONE INC.......... CL D NON VTG   75040P405     1,191,310   8,887.17    SOLE                    X
SAP
  SAPAKTIENGESELLSCHAFT SPONSORED ADR  803054204     1,040,920  56,542.77    SOLE                    X
SINA CORP.............. ORD            G81477104     2,534,152  70,702.84    SOLE                    X
STAPLES INC............ COM            855030102     3,855,200  98,384.70    SOLE                    X
STEEL DYNAMICS INC..... COM            858119100       103,900   5,894.25    SOLE                    X
SUN POWER CORP......... COM            867652109       200,000   7,632.00    SOLE                    X
TAM SA................. SP ADR REP PFD 87484D103     1,300,000  24,492.00    SOLE                    X
TEKELEC................ COM            879101103     1,520,072  21,022.60    SOLE                    X
TORO CO................ COM            891092108       421,200  20,112.30    SOLE                    X
U S AIRWAYS GROUP
  INC.................. COM            90341W108       575,000  23,000.00    SOLE                    X
VIMICRO INTL CORP...... ADR            92718N109       100,000   1,800.00    SOLE                    X
WARNER MUSIC GROUP
  CORP................. COM            934550104     1,654,041  35,876.13    SOLE                    X
WCI CMNTYS INC......... COM            92923C104       820,000  22,812.40    SOLE                    X
WITNESS SYS INC........ COM            977424100       150,000   3,810.00    SOLE                    X
YAHOO INC.............. COM            984332106     2,745,300  88,563.38    SOLE                    X